Goodwill - Schedule of Goodwill (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Goodwill [Abstract]
Goodwill on acquisition of Hand in Hand	$ 2,092,412	$ 2,042,611
Goodwill	$ 2,092,412	$ 2,042,611